Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2021
Financial liabilities at fair value through profit or loss -
Fair value of warrants	$ 854	$ 692	$ 11,843
Level 1 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	654	555
Level 3 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	$ 200	$ 137